CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2017
CAPITAL LEASE OBLIGATIONS [Text Block]
6.	CAPITAL LEASE OBLIGATIONS

The Company leases shop equipment under capital leases at an effective annual interest rate of 5.56% over a period of 60 months ending in mid- 2022. At December 31, 2017, $47,308 (2016 – $Nil) were owed on these leases. During the year ended December 31, 2017, $4,684 (2016 – $Nil) in principal payments on the leases were made. Future lease payments total $47,308 consisting of $9,475 due in one year and $37,833 due after one year.

The leased shop equipment are amortized over 5 years on a straight-line basis. Included in Equipment (Note 4) are shop equipment under capital leases of $53,139 (2016 – $Nil) with a carrying value at December 31, 2017 of $47,712 (2016 – $Nil) after accumulated amortization of $5,427 (2016 – $Nil).